Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Payables

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Payables for property, plant and equipment	$10,013,971	$13,607,664	$490,543
Accrued salary and bonus	12,448,548	12,217,011	440,411
Accrued employees’ compensation and remuneration to directors	4,405,981	7,711,445	277,990
Accrued employee insurance	1,105,122	1,204,387	43,417
Accrued utilities	536,491	581,662	20,968
Others	10,905,510	11,374,731	410,049

	$39,415,623	$46,696,900	$1,683,378